Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 1,809,398	$ 1,711,967	$ 1,634,684	$ 1,511,167	$ 1,444,608	$ 1,383,655	$ 1,318,551	$ 1,226,772	$ 6,667,216	$ 5,373,586
Gross profit	1,365,719	1,288,284	1,229,300	1,129,365	1,088,685	1,050,444	1,010,720	934,467	5,012,668	4,084,316	$ 3,102,575
Income (Loss) from operations	20,560	43,434	19,824	31,105	(34,816)	(22,042)	(33,434)	(55,341)	114,923	(145,633)	(286,074)
Net income (loss)	$ (25,509)	$ (25,157)	$ (852)	$ 4,092	$ (65,765)	$ (38,924)	$ (61,088)	$ (96,911)	$ (47,426)	$ (262,688)	$ (232,175)
Basic net income (loss) per share (in dollars per share)	$ (0.04)	$ (0.04)	$ 0.00	$ 0.01	$ (0.10)	$ (0.06)	$ (0.10)	$ (0.16)	$ (0.07)	$ (0.42)	$ (0.39)
Diluted net income (loss) per share (in dollars per share)	$ (0.04)	$ (0.04)	$ 0.00	$ 0.01	$ (0.10)	$ (0.06)	$ (0.10)	$ (0.16)	$ (0.07)	$ (0.42)	$ (0.39)